Capital and funding - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	€ (29,622)	€ (29,488)
Cash movement	(761)	(112)
Business acquisitions/disposals	(38)	(44)
Foreign exchange changes	(823)	614
Fair value changes	(295)	(110)
Other movements	(514)	(482)
Financial liabilities at end of period	(32,053)	(29,622)
Gain loss on termination and modifications of leases	4	5
Bank loans and overdrafts
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(506)	(519)
Cash movement	(52)	(98)
Business acquisitions/disposals	0	(9)
Foreign exchange changes	2	130
Fair value changes	0	0
Other movements	35	(10)
Financial liabilities at end of period	(521)	(506)
Bonds and other loans
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(26,692)	(26,512)
Cash movement	(1,119)	(413)
Business acquisitions/disposals	0	(3)
Foreign exchange changes	(755)	403
Fair value changes	(5)	(159)
Other movements	(77)	(8)
Financial liabilities at end of period	(28,648)	(26,692)
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(1,395)	(1,408)
Cash movement	385	399
Business acquisitions/disposals	21	12
Foreign exchange changes	(24)	55
Fair value changes	0	0
Other movements	(473)	(453)
Financial liabilities at end of period	(1,486)	(1,395)
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(494)	(631)
Cash movement	0	0
Business acquisitions/disposals	0	0
Foreign exchange changes	(13)	7
Fair value changes	(87)	130
Other movements	0	0
Financial liabilities at end of period	(594)	(494)
Other financials liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(535)	(418)
Cash movement	25	0
Business acquisitions/disposals	(59)	(44)
Foreign exchange changes	(33)	19
Fair value changes	(203)	(81)
Other movements	1	(11)
Financial liabilities at end of period	(804)	(535)
Overdrafts
Disclosure of financial liabilities [line items]
Cash movement	€ (68)	€ (14)